Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	December 31, 2021	December 31, 2020
Per share fair value at grant date	$8.02	$7.65
Risk free interest rate	1.02	0.41
Expected volatility	201%	168%
Dividend yield	0%	0%
Expected life in years	5	5

Summary of Stock Options Activity

A summary of stock options activity for the three months ended March 31, 2022 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2022	377,654	$6.11	4.46
Granted	79,013	5.10	4.77
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, March 31, 2022	456,666	$5.93	4.31

A summary of stock options activity for the year ended December 31, 2021 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2021	79,147	$5.37	3.92
Granted	298,507	$6.30	4.61
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2021	377,654	$6.11	4.46

Schedule of Non-Vested Option Shares
	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2022	-	$-
Granted	79,013	7.24
Vested	(79,013)	7.24
Forfeited	-	-
Non-vested options, March 31, 2022	-	$-

A summary of the status of the Company’s nonvested shares as of December 31, 2021, and changes during the year ended December 31, 2021, is presented below:

	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2021	0	$0
Granted	298,507	$8.02
Vested	(298,507)	8.02
Forfeited	-	-
Non-vested options, December 31, 2021	$0	$0